Condensed Consolidated Statements of Stockholders' Equity (USD $)	Total	Preferred Stock [Member] Series A1 Preferred Stock [Member]	Preferred Stock [Member] Series A2 Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Notes Receivable [Member]
Balance, beginning of period at Mar. 28, 2002	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, beginning of period (in Shares) at Mar. 28, 2002		0	0	0
Recapitalization due to reverse merger	0	0	0	0	260	(260)	0	0
Recapitalization due to reverse merger (in Shares)		0	0	0	260,000
Common stock issued at inception, $0.001 per share	819	0	0	0	82	737	0	0
Common stock issued at inception, $0.001 per share (in Shares)		0	0	0	818,500
Common stock issued for technology	220	0	0	0	22	198	0	0
Common stock issued for technology (in Shares)		0	0	0	219,658
Series A1 preferred stock issued for cash, $1.20 per share	300,000	25	0	0	0	299,975	0	0
Series A1 preferred stock issued for cash, $1.20 per share (in Shares)		250,000	0	0	0
Series A2 preferred stock issued for cash, $2.24 per share (net of issuance cost of $178,827)	3,221,178	0	152	0	0	3,221,026	0	0
Series A2 preferred stock issued for cash, $2.24 per share (net of issuance cost of $178,827) (in Shares)		0	1,517,859	0	0
Series A2 preferred stock issued for conversion of notes payable, including interest of $29,692; $2.24 per share	1,079,691	0	48	0	0	1,079,643	0	0
Series A2 preferred stock issued for conversion of notes payable, including interest of $29,692; $2.24 per share (in Shares)		0	482,008	0	0
Series B preferred stock issued for cash, $2.30 per share (net of issuance cost of $130,441)	3,894,561	0	0	175	0	3,894,386	0	0
Series B preferred stock issued for cash, $2.30 per share (net of issuance cost of $130,441) (in Shares)		0	0	1,750,002	0
Series B preferred stock issued for conversion of notes payable, including accrued interest of $369,427; $2.30 per share	4,094,428	0	0	178	0	4,094,250	0	0
Series B preferred stock issued for conversion of notes payable, including accrued interest of $369,427; $2.30 per share (in Shares)		0	0	1,780,183	0
Exercise of series A2 preferred stock warrants for cash	1,396	0	1	0	0	1,395	0	0
Exercise of series A2 preferred stock warrants for cash (in Shares)		0	13,952	0	0
Exercise of common stock options	9,800	0	0	0	6	9,794	0	0
Exercise of common stock options (in Shares)		0	0	0	63,901
Exercise of options for notes receivable	0				49	135,253	0	(135,302)
Exercise of options for notes receivable (in Shares)		0	0	0	491,144
Proceeds from debt allocated to preferred stock warrants and beneficial conversion feature	940,819	0	0	0	0	940,819	0	0
Stock-based compensation expense	103,112	0	0	0	0	103,112	0	0
Net loss	(13,214,519)	0	0	0	0	0	(13,214,519)	0
Balance, end of period at Dec. 31, 2008	(13,214,519)	25	201	353	419	13,780,328	(13,214,519)	(135,302)
Balance, end of period (in Shares) at Dec. 31, 2008		250,000	2,013,819	3,530,185	4,193,203
Stock-based compensation expense	42,776	0	0	0	0	42,776	0	0
Net loss	(755,731)	0	0	0	0	0	(755,731)	0
Balance, end of period at Dec. 31, 2009	(281,450)	25	201	353	419	13,823,104	(13,970,250)	(135,302)
Balance, end of period (in Shares) at Dec. 31, 2009		250,000	2,013,819	3,530,185	4,193,203
Series B preferred stock issued for cash, $2.30 per share (net of issuance cost of $130,441)	1,246,008	0	0	54	0	1,245,954	0	0
Series B preferred stock issued for cash, $2.30 per share (net of issuance cost of $130,441) (in Shares)		0	0	541,743	0
Series B preferred stock issued for conversion of notes payable, including accrued interest of $369,427; $2.30 per share	5,918	0	0	1	0	15,917	0	0
Series B preferred stock issued for conversion of notes payable, including accrued interest of $369,427; $2.30 per share (in Shares)		0	0	6,921	0
Series B preferred stock issued for subscription receivable $2.30 per share	10,000	0	0	0	0	10,000	0	0
Series B preferred stock issued for subscription receivable $2.30 per share (in Shares)		0	0	4,348
Exercise of series A2 preferred stock warrants for cash	837	0	1	0	0	836	0	0
Exercise of series A2 preferred stock warrants for cash (in Shares)		0	8,371	0
Stock-based compensation expense	83,298	0	0	0	0	83,298	0	0
Net loss	(864,850)	0	0	0	0	0	(864,850)	0
Balance, end of period at Dec. 31, 2010	209,761	25	202	408	419	15,179,109	(14,835,100)	(135,302)
Balance, end of period (in Shares) at Dec. 31, 2010		250,000	2,022,190	4,083,197	4,193,203
Common stock issued for cash	3,630,318	0	0	0	383	3,629,935	0	0
Common stock issued for cash (in Shares)					3,828,047
Stock-based compensation expense	42,378	0	0	0	0	42,378	0	0
Value of warrants issued with bridge financing	296,444	0	0	0	0	296,444	0	0
Series B preferred stock issued for services	44,750	0	0	2	0	44,748	0	0
Series B preferred stock issued for services (in Shares)				19,457
Conversion of preferred stock to common in conjunction with reverse merger (in Shares)	0	(25)	(202)	(410)	1,379	(742)	0	0
Conversion of preferred stock to commom stock in conjunction with reverse merger		(250,000)	(2,022,190)	(4,102,654)	13,791,231
Conversion of bridge notes to common stock in conjunction with reverse merger	916,644	0	0	0	92	916,552	0	0
Conversion of bridge notes to common stock in conjunction with reverse merger (in Shares)					916,644
Exchange of Q Therapeutics common stock for Q Holdings in conjunction with reverse merger	0	0	0	0	185	(135,487)	0	135,302
Exchange of Q Therapeutics common stock for Q Holdings in conjunction with reverse merger (in Shares)					1,853,507
Common stock issued for services	0
Warrants issued for services	0
Net loss	(2,599,338)	0	0	0	0	0	(2,599,338)	0
Balance, end of period at Dec. 31, 2011	2,540,957	0	0	0	2,458	19,972,937	(17,434,438)	0
Balance, end of period (in Shares) at Dec. 31, 2011		0	0	0	24,582,632
Exercise of common stock options	1,800	0	0	0	3	1,797	0	0
Exercise of common stock options (in Shares)		0	0	0	32,451
Common stock issued for cash	190,000	0	0	0	19	189,981	0	0
Common stock issued for cash (in Shares)		0	0	0	190,000
Stock-based compensation expense	160,237	0	0	0	0	160,237	0	0
Series B preferred stock issued for services	0
Common stock issued for services	156,750	0	0	0	15	156,735	0	0
Common stock issued for services (in Shares)		0	0	0	156,749
Common stock forfeited	0	0	0	0	(19)	19	0	0
Common stock forfeited, share		0	0	0	(200,000)
Warrants issued for services	13,086	0	0	0	0	13,086	0	0
Warrants issued for services (in Shares)		0	0	0	0
Net loss	(3,057,840)	0	0	0	0	0	(3,057,840)
Balance, end of period at Dec. 31, 2012	$ 4,990	$ 0	$ 0	$ 0	$ 2,476	$ 20,494,792	$ (20,492,278)	$ 0
Balance, end of period (in Shares) at Dec. 31, 2012		0	0	0	24,761,832